Intangible Assets - Schedule of Reconciliations of the Written Down Values (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 17, 2024	Jun. 30, 2024
Schedule of Reconciliations of the Written Down Values [Line Items]
Balance	$ 20,437,958		$ 21,493,661
Additions	325,107		145,021
Amortisation expense	(604,795)		(1,200,724)
Balance	20,158,270	$ 20,158,270	20,437,958
Trade Secrets [Member]
Schedule of Reconciliations of the Written Down Values [Line Items]
Balance	20,223,135		21,416,006
Additions
Amortisation expense	(596,436)		(1,192,871)
Balance	19,626,699		20,223,135
Patents & trademarks [Member]
Schedule of Reconciliations of the Written Down Values [Line Items]
Balance	214,823		77,655
Additions	325,107		145,021
Amortisation expense	(8,359)		(7,853)
Balance	$ 531,571		$ 214,823